Financial Liability - Schedule of Changes in Warrants Issued (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Changes in Warrants Issued [Line Items]
Balance	$ 9,079,707	$ 5,140,921
Fair value gain recognized in unaudited interim condensed consolidated statement of profit or loss and other comprehensive income	(2,808,584)	(2,517,148)
Warrant liability	5,042,658	2,623,773
Transfer upon exercise	(1,228,465)
Level 1 [Member]
Schedule of Changes in Warrants Issued [Line Items]
Balance	9,079,707	2,345,084
Fair value gain recognized in unaudited interim condensed consolidated statement of profit or loss and other comprehensive income	(2,808,584)	(1,259,897)
Warrant liability	5,042,658	1,085,187
Transfer upon exercise	(1,228,465)
Level 2 [Member]
Schedule of Changes in Warrants Issued [Line Items]
Balance		2,795,837
Fair value gain recognized in unaudited interim condensed consolidated statement of profit or loss and other comprehensive income		(1,257,251)
Warrant liability		1,538,586
Transfer upon exercise
Level 3 [Member]
Schedule of Changes in Warrants Issued [Line Items]
Balance
Fair value gain recognized in unaudited interim condensed consolidated statement of profit or loss and other comprehensive income
Warrant liability
Transfer upon exercise